Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,688,795,240.91	42,975		57.2 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$330,000,000.00	4.922%		October 15, 2025
Class A-2a Notes	$300,000,000.00	4.32%		August 15, 2027
Class A-2b Notes	$245,000,000.00	5.74541%	*	August 15, 2027
Class A-3 Notes	$545,000,000.00	4.07%		July 15, 2029
Class A-4 Notes	$80,000,000.00	4.11%		July 15, 2030
Class B Notes	$47,370,000.00	4.40%		August 15, 2030
Class C Notes	$31,570,000.00	0.00%		March 15, 2032
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,766,046.43

Principal:
Principal Collections	$32,708,420.04
Prepayments in Full	$13,914,355.17
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$46,622,775.21
Collections	$53,388,821.64

Purchase Amounts:
Purchase Amounts Related to Principal	$544,939.59
Purchase Amounts Related to Interest	$1,380.66
Sub Total	$546,320.25

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$53,935,141.89

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$53,935,141.89
Servicing Fee	$1,407,329.37	$1,407,329.37	$0.00	$0.00	$52,527,812.52
Interest - Class A-1 Notes	$1,127,958.33	$1,127,958.33	$0.00	$0.00	$51,399,854.19
Interest - Class A-2a Notes	$900,000.00	$900,000.00	$0.00	$0.00	$50,499,854.19
Interest - Class A-2b Notes	$977,517.67	$977,517.67	$0.00	$0.00	$49,522,336.52
Interest - Class A-3 Notes	$1,540,381.94	$1,540,381.94	$0.00	$0.00	$47,981,954.58
Interest - Class A-4 Notes	$228,333.33	$228,333.33	$0.00	$0.00	$47,753,621.25
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$47,753,621.25
Interest - Class B Notes	$144,741.67	$144,741.67	$0.00	$0.00	$47,608,879.58
Second Priority Principal Payment	$11,816,550.96	$11,816,550.96	$0.00	$0.00	$35,792,328.62
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$35,792,328.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$35,792,328.62
Regular Principal Payment	$318,183,449.04	$35,792,328.62	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$53,935,141.89

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$11,816,550.96
Regular Principal Payment					$35,792,328.62
Total					$47,608,879.58

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$47,608,879.58	$144.27	$1,127,958.33	$3.42	$48,736,837.91	$147.69
Class A-2a Notes	$0.00	$0.00	$900,000.00	$3.00	$900,000.00	$3.00
Class A-2b Notes	$0.00	$0.00	$977,517.67	$3.99	$977,517.67	$3.99
Class A-3 Notes	$0.00	$0.00	$1,540,381.94	$2.83	$1,540,381.94	$2.83
Class A-4 Notes	$0.00	$0.00	$228,333.33	$2.85	$228,333.33	$2.85
Class B Notes	$0.00	$0.00	$144,741.67	$3.06	$144,741.67	$3.06
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$47,608,879.58	$30.15	$4,918,932.94	$3.12	$52,527,812.52	$33.27

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$330,000,000.00	1.0000000	$282,391,120.42	0.8557307
Class A-2a Notes	$300,000,000.00	1.0000000	$300,000,000.00	1.0000000
Class A-2b Notes	$245,000,000.00	1.0000000	$245,000,000.00	1.0000000
Class A-3 Notes	$545,000,000.00	1.0000000	$545,000,000.00	1.0000000
Class A-4 Notes	$80,000,000.00	1.0000000	$80,000,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,578,940,000.00	1.0000000	$1,531,331,120.42	0.9698476

Pool Information
Weighted Average APR	4.737%	4.739%
Weighted Average Remaining Term	57.16	56.36
Number of Receivables Outstanding	42,975	42,443
Pool Balance	$1,688,795,240.91	$1,641,627,183.78
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,947,864.76	$1,535,553,449.04
Pool Factor	1.0000000	0.9720700

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.66
Yield Supplement Overcollateralization Amount	$106,073,734.74
Targeted Overcollateralization Amount	$137,652,692.04
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,296,063.36

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.66
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.66
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.66

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		25	$342.33
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$342.33
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0002%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0002%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		25	$342.33
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$342.33
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$13.69
Average Net Loss for Receivables that have experienced a Realized Loss			$13.69

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.27%	105	$4,437,633.52
61-90 Days Delinquent	0.00%	1	$71,224.58
91-120 Days Delinquent	0.00%	1	$32,365.35
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.28%	107	$4,541,223.45

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0047%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0063%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-C
Monthly Investor Report

Collection Period	September 2024
Payment Date	10/15/2024
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	68	$3,408,579.95
2 Months Extended	83	$3,725,556.03
3+ Months Extended	7	$267,485.96

Total Receivables Extended	158	$7,401,621.94
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,500.0	91.1%
Class B Notes	47.4	2.9
Class C Notes	19.9	1.2
Residual Interest	78.9	4.8

Total	$1,646.2	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $82.3 million, according to Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer